Investment properties (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Investment properties
Cash	$ 2,000,000
Sovereign bond	3,000,000
Infrastructure and road works	$ 10,000,000
Assigned for year	10 years
Investment properties, description	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 1,170.0 (corresponding to the year ended June 30, 2025) and arriving at ARS 3,024.05 in 2030. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 85.6% and stabilizes at 8.0% after 5 years	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 479.4 (corresponding to the year ended June 30, 2024) and arriving at ARS 2,118.20 in 2029. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 144.3% (corresponding to the year ended June 30, 2024) and stabilizes at 8.0% after 5 years	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 163.65 (corresponding to the year ended June 30, 2023) and arriving at ARS 622.06 in 2028. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 70.9% (corresponding to the year ended June 30, 2022) and stabilizes at 8.0% after 5 years